Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended										3 Months Ended		12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2012 U.S. Operating Segment		Mar. 31, 2013 U.S. Operating Segment		Dec. 31, 2010 U.S. Operating Segment		Mar. 31, 2013 International Operating Segment		Dec. 31, 2012 International Operating Segment		Dec. 31, 2011 International Operating Segment
Goodwill [Line Items]
Beginning Balance	$ 1,150,811	[1]	$ 1,150,637	[1]	$ 1,122,971	[1]	$ 948,026	[1]	$ 956,997	[1]	$ 948,026	[1]	$ 193,814	[1]	$ 202,611	[1]	$ 174,945	[1]
Acquisition of theatres in U.S. and Argentina			8,971		43,018		8,971										43,018
Foreign currency translation adjustments	684		(8,797)		(15,352)								684		(8,797)		(15,352)
Ending Balance	$ 1,151,495	[1]	$ 1,150,811	[1]	$ 1,150,637	[1]	$ 956,997	[1]	$ 956,997	[1]	$ 948,026	[1]	$ 194,498	[1]	$ 193,814	[1]	$ 202,611	[1]

[1]	Balances are presented net of accumulated impairment losses of $214,031 for the U.S. operating segment and $27,622 for the international operating segment.